37) Other liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities
37) Other liabilities

37)       Other liabilities

	R$ thousand
	On December 31
	2020	2019
Financial liabilities	75,528,047	79,121,127
Credit card transactions (1)	23,522,792	21,595,677
Foreign exchange transactions (2)	26,365,058	31,546,034
Loan assignment obligations	6,098,991	6,594,471
Capitalization bonds	8,570,919	8,837,770
Securities trading	5,877,144	4,822,215
Lease liabilities (Note 37a)	5,093,143	5,724,960

Other liabilities	39,515,233	34,023,453
Third party funds in transit (3)	7,873,642	7,296,234
Provision for payments	7,876,749	9,172,457
Sundry creditors	4,435,990	3,778,494
Social and statutory	3,747,682	933,003
Other taxes payable	2,257,376	2,176,673
Liabilities for acquisition of assets and rights	1,582,134	1,493,329
Other	11,741,660	9,173,263
Total	115,043,280	113,144,580

(1) It refers to amounts payable to merchants;

(2) Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and

(3) Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

a)	Lease liabilities

R$ thousand
Opening balance on December 31, 2018 - IAS 17	827,574
Initial adoption - IFRS 16	4,176,611
Adjusted balance on January 1, 2019	5,004,185
Remeasurement and new contracts	1,362,692
Payments	(1,067,573)
Appropriation of financial charges	410,195
Exchange variation	15,461
Closing balance on December 31, 2019	5,724,960
Remeasurement and new contracts	622,085
Payments	(1,797,408)
Appropriation of financial charges	476,215
Exchange variation	67,291
Final balance on December 31, 2020	5,093,143

Maturity of the leases

The maturity of these financial liabilities as of December 31, 2020 is divided as follows: R$942,039 thousand up to one year (R$1,037,679 thousand up to 1 year as of December 31, 2019), R$2,760,546 thousand between 1 and 5 years (R$3,007,071 thousand between one to five years as of December 31, 2019) and R$1,575,473 thousand over 5 years (R$1,680,210 thousand for more than five years as of December 31, 2019).

Impacts on the statement of income

As of the adoption of IFRS 16 on January 1, 2019, lease payments that were previously recorded as expenditure on rent in the line of “Other Administrative Expenses” in the statement of income, began to be recorded as “Expenses of depreciation” and “Interest and similar expenses”.

The impact on the income for 2020 was: “Expenses of depreciation” – R$839,177 thousand (R$854,620 thousand in 2019), “Interest and similar expenses” – R$398,210 thousand (R$393,879 thousand in 2019) and “Expenses of the foreign exchange variation” – R$67,291 thousand (R$15,461 thousand in 2019), totaling R$1,304,678 thousand in expenses (R$1,263,960 thousand in 2019).

Expenses for 2020 with short-term contracts were R$1,695 thousand (R$11,732 thousand in 2019).

Other information

In compliance with CVM Circular Letter No. 02/19, the Organization performed the lease calculations considering the update of cash flows for inflationary expectations and discounted at a nominal rate (real x nominal model). The Organization evaluated that the real x nominal model when compared to the nominal x nominal model (discounted cash flow at a nominal rate) does not present material differences.